Fresh-Start Accounting- Schedule of Adjustments in Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Feb. 23, 2022	Feb. 22, 2022	Jan. 20, 2022	Dec. 31, 2021
Reorganization, Chapter 11 [Line Items]
Cash and cash equivalents	$ 412,000		$ 480,000			$ 336,000
Restricted cash	44,000		44,000			85,000
Accounts receivable, net	217,000		137,000			169,000
Amounts due from related parties, net	7,000		27,000			42,000
Assets held for sale -current	220,000		0			74,000
Other current assets	201,000		169,000			197,000
Total current assets	1,101,000		857,000			903,000
Investments in associated companies	67,000		84,000			64,000		$ (152,000)
Drilling units						1,575,000
Restricted cash	83,000		74,000			69,000
Deferred tax assets	28,000		15,000			9,000
Equipment						9,000
Asset held for sale - non-current						311,000
Other non-current assets	71,000		93,000			39,000
Total non-current assets	2,936,000		1,944,000			2,076,000
Total assets	4,037,000		2,801,000			2,979,000
Trade accounts payable						53,000
Liabilities associated with asset held for sale - current						64,000
Other current liabilities	295,000		306,000			233,000
Total current liabilities	354,000		404,000			350,000
Total debt	355,000		518,000			951,000
Deferred tax liabilities	8,000		9,000			6,000
Liabilities associated with asset held for sale - non-current						2,000
Other non-current liabilities	251,000		190,000			171,000
Total non-current liabilities	604,000		695,000			1,130,000
Predecessor common shares of par value	799	$ 500	500			500	$ 500		$ 10,038
Additional paid-in capital	2,738,000		1,499,000			1,499,000
Accumulated other comprehensive loss	2,000		2,000
Retained earnings	338,000		201,000
Total equity	3,079,000	$ 1,745,000	1,702,000	$ 1,470,000	$ 1,503,000	1,499,000	1,499,000		$ (3,716,000)
Total liabilities and equity	4,037,000		2,801,000			2,979,000
Drilling units	$ 2,678,000		$ 1,668,000
Fair value
Reorganization, Chapter 11 [Line Items]
Drilling units						1,882,000
Fair value | Continuing operations
Reorganization, Chapter 11 [Line Items]
Drilling units						1,575,000
Fair value | Discontinued operations
Reorganization, Chapter 11 [Line Items]
Drilling units						307,000
Reorganization, chapter 11, predecessor, before adjustment
Reorganization, Chapter 11 [Line Items]
Cash and cash equivalents							262,000
Restricted cash							135,000
Accounts receivable, net							169,000
Amounts due from related parties, net							42,000
Assets held for sale -current							63,000
Other current assets							194,000
Total current assets							865,000
Investments in associated companies							81,000
Drilling units							1,434,000
Restricted cash							69,000
Deferred tax assets							8,000
Equipment							11,000
Asset held for sale - non-current							345,000
Other non-current assets							13,000
Total non-current assets							1,961,000
Total assets							2,826,000
Trade accounts payable							53,000
Liabilities associated with asset held for sale - current							64,000
Other current liabilities							164,000
Total current liabilities							281,000
Liabilities subject to compromise							6,119,000
Liabilities subject to compromise associated with asset held for sale							118,000
Deferred tax liabilities							7,000
Liabilities associated with asset held for sale - non-current							2,000
Other non-current liabilities							108,000
Total non-current liabilities							117,000
Predecessor common shares of par value							10,000
Additional paid-in capital							3,504,000
Accumulated other comprehensive loss							(1,000)
Retained earnings							(7,322,000)
Total equity							(3,809,000)
Total liabilities and equity							2,826,000
Reorganization, chapter 11, predecessor, before adjustment | Continuing operations
Reorganization, Chapter 11 [Line Items]
Liabilities subject to compromise							6,119,000
Reorganization, chapter 11, predecessor, before adjustment | Discontinued operations
Reorganization, Chapter 11 [Line Items]
Liabilities subject to compromise							118,000
Reorganization Adjustments
Reorganization, Chapter 11 [Line Items]
Cash and cash equivalents							74,000
Restricted cash							(50,000)
Other current assets							(17,000)
Total current assets							7,000
Drilling units							(175,000)
Total non-current assets							(175,000)
Total assets							(168,000)
Other current liabilities							52,000
Total current liabilities							52,000
Liabilities subject to compromise							(6,119,000)
Liabilities subject to compromise associated with asset held for sale							(118,000)
Total debt							951,000
Total non-current liabilities							951,000
Predecessor common shares of par value							(10,000)
Additional paid-in capital						1,499,000	(3,504,000)
Accumulated other comprehensive loss							1,000
Retained earnings							7,080,000
Total equity						$ 1,499,000	5,066,000
Total liabilities and equity							(168,000)
Reorganization, chapter 11, fresh-start adjustment
Reorganization, Chapter 11 [Line Items]
Assets held for sale -current							11,000
Other current assets							20,000
Total current assets							31,000
Investments in associated companies							(17,000)
Drilling units							316,000
Deferred tax assets							1,000
Equipment							(2,000)
Asset held for sale - non-current							(34,000)
Other non-current assets							26,000
Total non-current assets							290,000
Total assets							321,000
Other current liabilities							17,000
Total current liabilities							17,000
Deferred tax liabilities							(1,000)
Other non-current liabilities							63,000
Total non-current liabilities							62,000
Retained earnings							242,000
Total equity							242,000
Total liabilities and equity							$ 321,000